Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities
Accounts payable and other current liabilities consisted of:

	As of December 31,
	2014	2013
Accounts payable	$328	$344
Accrued payroll and related	229	210
Accrued sales and use taxes	194	193
Public liability and property damage insurance liabilities – current	121	136
Deferred revenue – current	89	87
Other	530	509
Accounts payable and other current liabilities	$1,491	$1,479